Interest expense and foreign exchange (Tables)	12 Months Ended
Dec. 31, 2020
Interest expense and foreign exchange
Schedule of interest expense and foreign exchange

Years Ended December 31 (millions)	Note	2020	2019	2018
Interest expense
Interest on long-term debt, excluding lease liabilities		$26.0	$13.9	$13.4
Interest on lease liabilities		13.9	13.2	—
Interest on short-term borrowings and other		3.6	0.8	1.9
Interest accretion on provisions	15	1.9	8.4	7.9
		$45.4	$36.3	$23.2
Foreign exchange
Derivatives used to manage currency risks	4(h)	$(1.0)	$(0.3)	$0.8
Foreign exchange (gain) loss		(0.5)	(2.3)	7.3
		$(1.5)	$(2.6)	$8.1